Leases - Summary of Future Minimum Payments Under Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Total	¥ 141,324
2021	53,769
2022	3,770
Less imputed interest	7,196
Total	¥ 191,667